EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2013-1

Class A-1 0.26000% Asset Backed Notes

Class A-2 0.48% Asset Backed Notes

Class A-3 0.62% Asset Backed Notes

Class B 1.16% Asset Backed Notes

Class C 1.76% Asset Backed Notes

Class D 2.27% Asset Backed Notes

Class E 3.21% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2013-1, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank Trust Company Americas as Indenture Trustee, dated as of January 16, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	01/01/2013
Collection Period Ending:	01/31/2013
Prev. Distribution/Close Date:	01/16/2013
Distribution Date:	02/15/2013
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	1

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	65,349	12/31/2012	01/16/2013	1,190,738,462.70
Subsequent Rec. #1	0			—

Total	65,349			1,190,738,462.70

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	1,190,738,462.70
{2} Aggregate Principal Balance of Subsequent Receivables		{2}	—

Monthly principal amounts
{3} Scheduled payments	{3}	7,950,335.21
{4} Prepayments received (partial and full)	{4}	8,593,404.51
{5} Repurchased Receivables	{5}	170,473.63
{6} Defaulted Receivables	{6}	113,340.32
{7} Cram Down Losses	{7}	3,168.76
{8} Other Receivables adjustments	{8}	—

{9} Total Principal distributable amount		{9}	16,830,722.43

{10} End of period aggregate Principal Balance		{10}	1,173,907,740.27

{11} Pool Factor ({10}/ Original Pool Balance)		{11}	0.985865

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{12} Original Note Balance	{12}	184,000,000.00	355,000,000.00	294,330,000.00	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	1,292,370,000.00

{13} Beginning of period Note Balance	{13}	184,000,000.00	355,000,000.00	294,330,000.00	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	1,292,370,000.00

{14} First Allocation of Principal	{14}	—	—	—	—	—	—	—	—
{15} Second Allocation of Principal	{15}	—	—	—	—	—	—	—	—
{16} Third Allocation of Principal	{16}	—	—	—	—	—	—	—	—
{17} Fourth Allocation of Principal	{17}	—	—	—	—	—	—	—	—
{18} Fifth Allocation of Principal	{18}	—	—	—	—	—	—	—	—
{19} Regular Allocation of Principal	{19}	29,273,577.93	—	—	—	—	—	—	29,273,577.93
{20} Excess funds from Prefunding Account	{20}	—	—	—	—	—	—	—	—
{21} Optional Purchase payment amount	{21}	—	—	—	—	—	—	—	—
{22} End of period Note Balance	{22}	154,726,422.07	355,000,000.00	294,330,000.00	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	1,263,096,422.07
{23} Note Pool Factors	{23}	0.840904	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.977349
{24} Principal payment per $1,000	{24}	159.10	—	—	—	—	—	—	22.65

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{25} Scheduled principal payments received							{25}	7,950,335.21
{26} Partial and full prepayments received							{26}	8,593,404.51
{27} Liquidation Proceeds							{27}	60,789.40
{28} Repurchased Receivables (principal and interest)							{28}	171,953.86
{29} Interest collected on Receivables							{29}	16,449,213.92
{30} Other amounts received							{30}	35,242.92
{31} Interest Earned on Prefunding Account							{31}	840.41
{32} Reserve Account Excess Amount							{32}	—
{33} Reserve Account Draw Amount							{33}	—

{34} Total Available Funds								{34}	33,261,780.23

Distributions
{35} Indenture Trustee Fee							{35}	5,000.00
{36} Owner Trustee Fee							{36}	3,500.00

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{37}	2,976,846.16	—	—	2,976,846.16			{37}	2,976,846.16

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{38}	Class A-1	184,000,000.00	0.26000%	30	Actual/360	39,866.67	{38}	39,866.67
{39}	Class A-2	355,000,000.00	0.48%	29	30/360	137,266.67	{39}	137,266.67
{40}	Class A-3	294,330,000.00	0.62%	29	30/360	147,001.48	{40}	147,001.48

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—			{41}	—
{42}	Class A-2	—	—	—			{42}	—
{43}	Class A-3	—	—	—			{43}	—

{44} First Allocation of Principal							{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	137,710,000.00	1.16%	29	30/360	128,682.34	{45}	128,682.34

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—			{46}	—

{47} Second Allocation of Principal							{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	169,490,000.00	1.76%	29	30/360	240,299.16	{48}	240,299.16

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—			{49}	—

{50} Third Allocation of Principal							{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	109,470,000.00	2.27%	29	30/360	200,178.06	{51}	200,178.06

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—			{52}	—

{53} Fourth Allocation of Principal							{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	42,370,000.00	3.21%	29	30/360	109,561.76	{54}	109,561.76

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—			{55}	—

{56} Fifth Allocation of Principal							{56}	—

{57} Reserve Account deposit							{57}	—
{58} Regular Allocation of Principal							{58}	29,273,577.93
{59} Distribution to Residual Interestholder							{59}	—

{60} Total Distribution Amount								{60}	33,261,780.23

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance	{61}	23,814,769.25
{62} Deposit to Reserve Account	{62}	—
{63} Release from Reserve Account	{63}	—

{64} End of period Reserve Account balance				{64}	23,814,769.25

{65} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date and each Subsequent Receivables Added since Cut—Off)				{65}	23,814,769.25
{66} Change in Reserve Account balance from prior period				{66}	—

V. RECONCILIATION OF PREFUNDING ACCOUNT

{67} Beginning of period Prefunding Account balance	{67}	202,847,187.99
{68} Interest Earned on Prefunding Account	{68}	840.41
{69} Release to Seller for Subsequent Receivables Purchase	{69}	—
{70} Interest Earned transferred to Available Funds	{70}	(840.41)
{71} Release of excess to Noteholders	{71}	—

{72} End of period Prefunding Account balance				{72}	202,847,187.99

{73} Change in Prefunding Account balance from prior period				{73}	—

VI. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{74} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and				{74}	176,086,161.04
{75} (ii) 1.50% of the Principal Balance of the Receivables as of the Initial Pool Balance and the Subsequent Pool Balance				{75}	17,861,076.94

{76} Level I Net Loss Trigger				{76}	No
{77} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)				{77}	293,476,935.07

{78} End of period Principal Balance of the Receivables			{78}	1,173,907,740.27
{79} Amount on deposit in the Prefunding Account			{79}	202,847,187.99
{80} End of period Note Balance			{80}	1,263,096,422.07
{81} Overcollateralization amount at the end of the Collection Period				{81}	113,658,506.19
{82} Overcollateralization % at the end of the Collection Period				{82}	8.26%

VII. STATISTICAL DATA

		Original	Original Subsequent #1	Previous	Current Aggregate
{83} Principal Balance of the Receivables	{83}	1,190,738,462.70	—	1,190,738,462.70	1,173,907,740.27
{84} Weighted average coupon of the Receivables	{84}	16.84%	0.00%	16.84%	16.87%
{85} Weighted average original term of the Receivables	{85}	69.40	0.00	69.40	69.41
{86} Weighted average remaining term of the Receivables	{86}	68.21	0.00	68.21	66.39
{87} Number of Receivables	{87}	65,349	0	65,349	64,872

VIII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{88} 31-60 days		{88}	1,592	23,684,982.48	2.02%
{89} 61-90 days		{89}	16	186,459.59	0.02%
{90} over 90 days		{90}	3	42,790.05	0.00%
{91} Total		{91}	1,611	23,914,232.12	2.04%

X. REPOSSESSION INVENTORY

				Units	Dollars
{92} Beginning of period Repossessed Inventory			{92}	—	—
{93} Vehicles Repossessed in current period			{93}	49	941,400.35
{94} Repossessed vehicles sold in current period			{94}	4	94,146.46
{95} Repossessed vehicles reinstated in current period			{95}	—	—
{96} Repossessed vehicle adjustment in current period			{96}	—	—
{97} End of period Repossessed Inventory			{97}	45	847,253.89

XI. CUMULATIVE NET LOSS RATIO

{98} Receivables becoming Defaulted Receivables during period	{98}	113,340.32
{99} Cram Down Losses occurring during period	{99}	3,168.76
{100} Liquidation Proceeds collected during period	{100}	60,789.40
{101} Net losses during period	{101}	55,719.68

{102} Net losses since Cut-off Date (end of period)	{102}	55,719.68
{103} Cumulative Net Loss Ratio (Net losses since the Cut-off Date /(Initial Pool Balance + Subsequent Pool Balance)	{103}	0.00%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2013-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 1, 2013 to January 31, 2013. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

Name: Mark McCastlain
Title: SVP & Treasurer
Date: February 6, 2013